Property, Plant and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following (in thousands):

	DECEMBER 31
	2013	2012
Land	$1	$1
Buildings	—	—
Computer equipment and software	459	355
Furniture, fixtures and office equipment	293	192
Machinery and equipment	4,624	2,446
Leasehold improvements	497	472
Construction in progress	6,503	2,103

	12,377	5,569
Less accumulated depreciation	(2,957)	(2,041)

	$9,420	$3,528

Summary of Estimated Fair Value of Assets Acquired

The following table summarizes the estimated fair value of the assets acquired as of the Acquisition Date, which were determined using Level 2 and 3 inputs as described above (in thousands):

JULY 19, 2012
Land	$1
Building	314
Equipment	1,144

Assets acquired	$1,459

The following table summarizes the estimated fair value of the assets acquired as of the Acquisition Date, which were determined using Level 2 and 3 inputs as described above (in thousands):

JULY 19, 2012
Land	$1
Building	314
Equipment	1,144

Assets acquired	$1,459